SLM Student Loan Trust 2008-1
Quarterly Servicing Report

Distribution Date	10/27/2008
Collection Period	07/01/2008 - 9/30/2008

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
Southwest Student Services Corp -	Excess Distribution Certificateholder

I. 2008-1 Deal Parameters

	Student Loan Portfolio Characteristics			6/30/2008	Activity	9/30/2008
A	i	Portfolio Balance		$1,44,085,491.82	($21,081,607.01)	$1,424,003,884.81
	ii	Interest to be Capitalized		30,872,034.18		32,900,437.02

	iii	Total Pool		$1,475,957,526.00		$1,456,904,321.83
	iv	Capitalized Interest		30,000,000.00		30,000,000.00
	v	Specified Reserve Account Balance		3,689,893.82		3,642,260.80

	vi	Total Adjusted Pool		$1,509,647,419.82		$1,490,546,582.63

B	i	Weighted Average Coupon (WAC)		7.061%		6.317%
	ii	Weighted Average Remaining Term		123.87		123.58
	iii	Number of Loans		415,810		409,834
	iv	Number of Borrowers		211,917		208,656
	v	Aggregate Outstanding Principal Balance - T-Bill Other		$-		$-
	vi	Aggregate Outstanding Principal Balance - T-Bill		$113,075,041		$109,308,420
	vii	Aggregate Outstanding Principal Balance - Commercial Paper		$1,362,882,485		$1,347,595,902
	viii	Pool Factor		0.984027405		0.971324550

					% of O/S		% of O/S
	Notes		Spread	Balance 07/25/2008	Securities	Balance 07/27/2008	Securities

C	i	A-1 Notes 784439AA9	0.25%	$349,823,826.65	23.129%	$327,883,582.63	21.998%
	ii	A-2 Notes 784439AB7	0.35%	517,000,000.00	34.182%	517,000,000.00	34.685%
	iii	A-3 Notes 784439AC5	0.50%	190,000,000.00	12.562%	190,000,000.00	12.747%
	iv	A-4 Notes 784439AD3	0.65%	409,653,000.00	27.085%	409,653,000.00	27.483%
	v	B Notes 784439AE1	1.15%	46,010,000.00	3.042%	46,010,000.00	3.087%

		Total Notes		$1,512,486,826.65	100.000%	$1,490,546,582.63	100.000%

	Reserve Account			7/25/2008		10/27/2008
D	i	Required Reserve Acct Deposit (%)		0.25%		0.25%

	ii	Reserve Acct Initial Deposit ($)		$-		$0.00
	iii	Specified Reserve Acct Balance ($)		$3,689,893.82		$3,642,260.80
	iv	Reserve Account Floor Balance ($)		$1,499,914.00		$1,499,914.00

	v	Current Reserve Acct Balance ($)		$3,689,893.82		$3,642,260.80

	Other Accounts			7/25/2008		10/27/2008
E	i	Supplemental Loan Purchase Account		$0.00		$0.00
	ii	Capitalized Interest Account		$30,000,000.00		$30,000,000.00
	iii	Floor Income Rebate Account		$6,204,033.03		$5,621,163.17

	Asset/Liability			7/25/2008		10/27/2008
F	i	Total Adjusted Pool + Supplemental Loan Purchase		$1,509,647,419.82		$1,490,546,582.63
	ii	Total Outstanding Balance Notes		$1,512,486,826.65		$1,490,546,582.63
	iii	Difference		$(2,839,406.83)		$0.00
	iv	Parity Ratio		0.99812		1.00000

II. 2008-1 Transactions from:	7/1/2008	through:	9/30/2008

A	Student Loan Principal Activity
	i	Regular Principal Collections	$21,959,644.02
	ii	Principal Collections from Guarantor	7,250,108.28
	iii	Principal Reimbursements	437,170.27
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$29,646,922.57

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$135,370.99
	ii	Capitalized Interest	(8,700,686.55)

	iii	Total Non-Cash Principal Activity	$(8,565,315.56)

C	Student Loan Principal Purchases		$0.00

D	Total Student Loan Principal Activity		$21,081,607.01

E	Student Loan Interest Activity
	i	Regular Interest Collections	$5,551,074.97
	ii	Interest Claims Received from Guarantors	405,102.93
	iii	Collection Fees/Returned Items	3,830.92
	iv	Late Fee Reimbursements	148,718.67
	v	Interest Reimbursements	11,690.78
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	(752.22)
	viii	Subsidy Payments	7,333,560.86

	ix	Total Interest Collections	$13,453,226.91

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$2,354.97
	ii	Capitalized Interest	8,700,686.55

	iii	Total Non-Cash Interest Adjustments	$8,703,041.52

G	Student Loan Interest Purchases		$0.00

H	Total Student Loan Interest Activity		$22,156,268.43

I	Non-Reimbursable Losses During Collection Period		$128,526.40

J	Cumulative Non-Reimbursable Losses to Date		$128,868.74

III. 2008-1 Collection Account Activity	7/1/2008	through	9/30/2008

A	Principal Collections
	i	Principal Payments Received	$20,399,554.49
	ii	Consolidation Principal Payments	8,810,197.81
	iii	Reimbursements by Seller	19,461.50
	iv	Borrower Benefits Reimbursements	42,495.64
	v	Reimbursements by Servicer	67.18
	vi	Re-purchased Principal	375,145.95

	vii	Total Principal Collections	$29,646,922.57

B	Interest Collections
	i	Interest Payments Received	$13,132,512.29
	ii	Consolidation Interest Payments	156,474.25
	iii	Reimbursements by Seller	(1.56)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	(434.78)
	vi	Re-purchased Interest	12,127.12
	vii	Collection Fees/Return Items	3,830.92
	viii	Late Fees	148,718.67

	ix	Total Interest Collections	$13,453,226.91

C	Other Reimbursements		$40,737.17

D	Reserves in Excess of the Requirement		$47,633.02

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$388,755.84

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$0.00

J	Funds Released from Capitalized Interest Account		$0.00

K	Intial Deposit to the Collection Account		$0.00

L	TOTAL AVAILABLE FUNDS		$43,577,275.51
	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(1,127,151.75)
		Floor Income Rebate Fees to Dept. of Education	$(6,130,951.00)
		Funds Allocated to the Floor Income Rebate Account	$(5,621,163.17)
		Funds Released from the Floor Income Rebate Account	$6,204,033.03

M	NET AVAILABLE FUNDS		$36,902,042.62

N	Servicing Fees Due for Current Period		$568,308.75

O	Carryover Servicing Fees Due		$0.00

P	Administration Fees Due		$20,000.00

Q	Total Fees Due for Period		$588,308.75

IV. 2008-1	Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008	6/30/2008	9/30/2008

INTERIM:
In School
Current	6.785%	6.506%	121,091	100,614	29.122%	24.550%	$441,327,381.98	$368,129,458.56	30.540%	25.852%

Grace
Current	6.781%	6.420%	71,105	58,547	17.100%	14.286%	237,191,313.98	$204,920,550.03	16.414%	14.390%

TOTAL INTERIM	6.784%	6.475%	192,196	159,161	46.222%	38.835%	$678,518,695.96	$573,050,008.59	46.954%	40.242%

REPAYMENT
Active
Current	7.322%	6.388%	129,657	121,391	31.182%	29.620%	$452,509,387.95	$428,264,245.45	31.314%	30.075%
31-60 Days Delinquent	7.239%	6.261%	15,684	17,682	3.772%	4.314%	46,022,711.81	58,852,837.25	3.185%	4.133%
61-90 Days Delinquent	7.177%	6.155%	10,483	9,950	2.521%	2.428%	28,389,384.06	29,192,053.01	1.965%	2.050%
91-120 Days Delinquent	7.202%	6.147%	5,241	8,565	1.260%	2.090%	13,184,145.45	23,155,236.45	0.912%	1.626%
> 120 Days Delinquent	7.428%	5.741%	17,247	25,822	4.148%	6.301%	54,209,441.21	70,444,451.90	3.751%	4.947%

Deferment
Current	7.138%	5.934%	22,170	33,835	5.332%	8.256%	80,597,442.72	118,248,248.97	5.577%	8.304%

Forbearance
Current	7.459%	6.164%	21,996	31,487	5.290%	7.683%	87,464,919.72	115,999,495.16	6.053%	8.146%

TOTAL REPAYMENT	7.313%	6.216%	222,478	248,732	53.505%	60.691%	$762,377,432.92	$844,156,568.19	52.757%	59.280%

Claims in Process (1)	7.501%	5.105%	1,136	1,941	0.273%	0.474%	$4,189,362.94	$6,797,308.03	0.290%	0.477%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	7.061%	6.317%	415,810	409,834	100.000%	100.000%	$1,445,085,491.82	$1,424,003,884.81	100.000%	100.000%

(1) Claims filed and unpaid; includes claims rejected aged less than 6 months.
(2) Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.
* Percentages may not total 100% due to rounding.

V. 2008-1	Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	% *

- GSL - Subsidized	6.202%	214,301	$615,251,570.73	43.206%
- GSL - Unsubsidized	6.090%	177,997	663,869,643.65	46.620%
- PLUS Loans	7.917%	17,036	142,559,715.06	10.011%
- SLS Loans	5.775%	500	2,322,955.37	0.163%

- Total	6.317%	409,834	$1,424,003,884.81	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	% *

-Four Year	6.212%	275,355	$1,061,772,268.42	74.562%
-Two Year	6.559%	91,063	240,372,636.11	16.880%
-Technical	6.769%	43,410	121,851,357.19	8.557%
-Other	5.024%	6	7,623.09	0.001%

- Total	6.317%	409,834	$1,424,003,884.81	100.000%

*Percentages may not total 100% due to rounding.

GSL - Guaranteed Stafford Loan
PLUS - Parent Loans for Undergraduate Students
SLS - Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2008-1	Interest Accruals

A	Borrower Interest Accrued During Collection Period	$17,001,282.92

B	Interest Subsidy Payments Accrued During Collection Period	5,741,754.51

C	Special Allowance Payments Accrued During Collection Period	607,769.93

D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	388,755.84

E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$23,739,563.20

VII. 2008-1	Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index

A	Class A-1 Interest Rate	0.007963889	07/25/2008 - 10/27/2008	1 NY Business Day	3.05000%	LIBOR

B	Class A-2 Interest Rate	0.008225000	07/25/2008 - 10/27/2008	1 NY Business Day	3.15000%	LIBOR

C	Class A-3 Interest Rate	0.008616667	07/25/2008 - 10/27/2008	1 NY Business Day	3.30000%	LIBOR

D	Class A-4 Interest Rate	0.009008333	07/25/2008 - 10/27/2008	1 NY Business Day	3.45000%	LIBOR

E	Class B Interest Rate	0.010313889	07/25/2008 - 10/27/2008	1 NY Business Day	3.95000%	LIBOR
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

VIII. 2008-1	Inputs From Prior Period	6/30/2008

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,445,085,491.82
	ii	Interest To Be Capitalized	30,872,034.18

	iii	Total Pool	$1,475,957,526.00
	iv	Capitalized Interest	30,000,000.00
	v	Specified Reserve Account Balance	3,689,893.82

	vi	Total Adjusted Pool	$1,509,647,419.82

B	Total Note Factor		0.986192421
C	Total Note Balance		$1,512,486,826.65

D	Note Balance 7/25/2008		Class A-1	Class A-2	Class A-3	Class A-4	Class B

	i	Current Factor	0.942921366	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$349,823,826.65	$517,000,000.00	$190,000,000.00	$409,653,000.00	$46,010,000.00

	iii	Note Principal Shortfall	$2,839,406.83	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance	$3,689,893.82
F	Unpaid Primary Servicing Fees from Prior Month(s)	$0.00
G	Unpaid Administration fees from Prior Quarter(s)	$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)	$0.00
I	Interest Due on Unpaid Carryover Servicing Fees	$0.00

IX. 2008-1            Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$36,902,042.62	$36,902,042.62

B	Primary Servicing Fees - Current Month		$568,308.75	$36,333,733.87

C	Administration Fee		$20,000.00	$36,313,733.87

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$2,785,958.09	$33,527,775.78
	ii	Class A-2	$4,252,325.00	$29,275,450.78
	iii	Class A-3	$1,637,166.67	$27,638,284.11
	iv	Class A-4	$3,690,290.78	$23,947,993.33

	v	Total Class A Interest Distribution	$12,365,740.54

E	Class B Noteholders’ Interest Distribution Amount		$474,542.03	$23,473,451.30

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$21,940,244.02	$1,533,207.28
	ii	Class A-2	$0.00	$1,533,207.28
	iii	Class A-3	$0.00	$1,533,207.28
	iv	Class A-4	$0.00	$1,533,207.28

	v	Total Class A Principal Distribution	$21,940,244.02

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$1,533,207.28

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$1,533,207.28

I	Carryover Servicing Fees		$0.00	$1,533,207.28

J	Excess to Certificateholder		$1,533,207.28	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,424,003,884.81
	ii	Interest to be Capitalized	32,900,437.02
	iii	Reserve Account Balance (after any reinstatement)	3,642,260.80
	iv	Capitalized Interest Account Balance	30,000,000.00
	v	Less Specified Reserve Account Balance	(3,642,260.80)

	vi	Total	$1,486,904,321.83

	vii	Class A Notes Outstanding (after application of available funds)	$1,444,536,582.63

	ix	Insolvency Event or Event of Default Under Indenture	N

	x	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (vii > vi or ix = Y)	N

X. 2008-1           Account Reconciliations

A	Reserve Account
	i	Beginning of Period Account Balance	$3,689,893.82
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$3,689,893.82
	iv	Required Reserve Account Balance	$3,642,260.80
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve - Release to Collection Account	$47,633.02
	vii	Ending Reserve Account Balance	$3,642,260.80

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		2/1/2008
	i	Beginning of Period Account Balance	$—
	ii	Supplemental Loan Purchases	$0.00
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		4/27/2009
	i	Beginning of Period Account Balance	$30,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$30,000,000.00

E	Floor Income Rebate Account
	i	Beginning of Period Account Balance	$6,204,033.03
	ii	Deposits for the Period	$5,621,163.17
	iii	Release to Collection Account	$(6,204,033.03)

	iv	Ending Balance	$5,621,163.17

XI. 2008-1            Distributions

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Quarterly Interest Due	$2,785,958.09	$4,252,325.00	$1,637,166.67	$3,690,290.78	$474,542.03
	ii	Quarterly Interest Paid	2,785,958.09	4,252,325.00	1,637,166.67	3,690,290.78	474,542.03
	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$21,940,244.02	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	21,940,244.02	0.00	0.00	0.00	0.00
	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$24,726,202.11	$4,252,325.00	$1,637,166.67	$3,690,290.78	$474,542.03

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	9/30/08	$1,512,486,826.65
	ii	Adjusted Pool Balance	9/30/08	1,490,546,582.63

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$21,940,244.02

	iv	Adjusted Pool Balance	6/30/08	$1,509,647,419.82
	v	Adjusted Pool Balance	9/30/08	1,490,546,582.63

	vi	Current Principal Due (iv - v)		$19,100,837.19
	vii	Principal Shortfall from Previous Collection Period		2,839,406.83

	viii	Principal Distribution Amount (vi + vii)		$21,940,244.02

	ix	Principal Distribution Amount Paid		$21,940,244.02

	x	Principal Shortfall (viii - ix)		$0.00

C		Total Principal Distribution		$21,940,244.02
D		Total Interest Distribution		12,840,282.57

E		Total Cash Distributions		$34,780,526.59

F					Paydown
	Note Balances			7/25/2008	Factor	10/27/2008
	i	A-1 Note Balance	784439AA9	$349,823,826.65		$327,883,582.63
		A-1 Note Pool Factor		0.942921366	0.059138124	0.883783242

	ii	A-2 Note Balance	784439AB7	$517,000,000.00		$517,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	784439AC5	$190,000,000.00		$190,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	784439AD3	$409,653,000.00		$409,653,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	784439AE1	$46,010,000.00		$46,010,000.00
		B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2008-1            Historical Pool Information

			7/1/08 - 9/30/08	4/1/08 - 6/30/08	1/17/08 - 3/31/08

Beginning Student Loan Portfolio Balance			$1,445,085,491.82	$1,453,987,818.04	$1,458,501,059.83

	Student Loan Principal Activity
	i	Regular Principal Collections	$21,959,644.02	$17,972,512.54	$24,152,783.76
	ii	Principal Collections from Guarantor	7,250,108.28	1,238,455.50	143,661.85
	iii	Principal Reimbursements	437,170.27	204,670.79	221,607.48
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$29,646,922.57	$19,415,638.83	$24,518,053.09
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$135,370.99	$21,839.50	$52,228.62
	ii	Capitalized Interest	(8,700,686.55)	(10,535,152.11)	(7,097,498.77)

	iii	Total Non-Cash Principal Activity	$(8,565,315.56)	$(10,513,312.61)	$(7,045,270.15)

	Student Loan Principal Purchases		$0.00	$0.00	$(12,959,541.15)

(-)	Total Student Loan Principal Activity		$21,081,607.01	$8,902,326.22	$4,513,241.79

	Student Loan Interest Activity
	i	Regular Interest Collections	$5,551,074.97	$5,320,723.71	$4,314,482.94
	ii	Interest Claims Received from Guarantors	405,102.93	20,407.78	1,631.41
	iii	Collection Fees/Returned Items	3,830.92	5,299.29	5,964.41
	iv	Late Fee Reimbursements	148,718.67	128,580.31	100,808.66
	v	Interest Reimbursements	11,690.78	13,295.54	6,492.77
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	(752.22)	(551.52)	0.00
	viii	Subsidy Payments	7,333,560.86	7,054,229.06	0.00

	ix	Total Interest Collections	$13,453,226.91	$12,541,984.17	$4,429,380.19

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$2,354.97	$383.89	$(714.60)
	ii	Capitalized Interest	8,700,686.55	10,535,152.11	7,097,498.77

	iii	Total Non-Cash Interest Adjustments	$8,703,041.52	$10,535,536.00	$7,096,784.17

	Student Loan Interest Purchases		$0.00	$0.00	$(149,304.76)

	Total Student Loan Interest Activity		$22,156,268.43	$23,077,520.17	$11,376,859.60

(=)	Ending Student Loan Portfolio Balance		$1,424,003,884.81	$1,445,085,491.82	$1,453,987,818.04

(+)	Interest to be Capitalized		$32,900,437.02	$30,872,034.18	$30,470,518.09

(=)	TOTAL POOL		$1,456,904,321.83	$1,475,957,526.00	$1,484,458,336.13

(+)	Capitalized Interest		$30,000,000.00	$30,000,000.00	$30,000,000.00

(+)	Reserve Account Balance		$3,642,260.80	$3,689,893.82	$3,711,145.84

(=)	Total Adjusted Pool		$1,490,546,582.63	$1,509,647,419.82	$1,518,169,481.97

XIII. 2008-1	Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Apr-08	$ 1,484,458,336	4.00%

Jul-08	$ 1,475,957,526	2.57%

Oct-08	$ 1,456,904,322	2.51%
* Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.